SHARE CAPITAL (Tables)	6 Months Ended
Jun. 30, 2026
IfrsStatementLineItems [Line Items]
SCHEDULE OF STOCK OPTIONS

The following is a summary of the Company’s stock options granted, exercised and cancelled for the six months ended June 30, 2026 and for the year ended December 31, 2025:

	Number of stock options	Weighted average exercise price
	#	C$
Balance, December 31, 2024	3,612,500	1.84
Granted	862,500	4.40
Exercised	(2,663,544)	1.94
Cancelled	(54,166)	3.54
Balance, December 31, 2025	1,757,290	2.89
Granted	45,000	17.18
Exercised	(762,501)	2.20
Balance, June 30, 2026	1,039,789	4.02

SCHEDULE OF STOCK OPTION OUTSTANDING

As at June 30, 2026, the Company had the following stock options outstanding:

		Options outstanding			Options exercisable
Grant Date	Date of expiry	Number of options	Weighted average exercise price	Weighted average remaining years	Number of options	Weighted average exercise price	Weighted average remaining years
			C$			C$
August 1, 2024	August 01, 2029	327,083	1.60	3.09	181,250	1.60	3.09
October 16, 2024	October 16, 2029	18,750	1.64	3.30	18,750	1.64	3.30
June 26, 2025	June 26, 2030	648,956	4.40	3.99	373,963	4.40	3.99
February 27, 2026	February 27, 2031	45,000	17.18	4.67	11,250	17.18	4.67
Balance, June 30, 2026		1,039,789	4.02	3.72	585,213	3.69	3.70

SCHEDULE OF WEIGHTED AVERAGE ASSUMPTIONS

The weighted average assumptions used in the Black-Scholes option pricing model were as follows:

Assumption	Based on	2026	2025
Risk-free rate (%)	Yield curves on Canadian government zero-coupon bonds with a remaining term equal to the stock options’ expected life	2.62%	2.83%
Expected life (years)	Expiry term of the options	5 years	5 years
Expected volatility (%)	Historical volatility of the Company’s share price	91.86%	89.86%
Dividend yield (%)	Annualized dividend rate as of the date of grant	Nil	nil

SCHEDULE OF RESTRICTED SHARE UNITS OUTSTANDING

As at June 30, 2026, the Company had the following RSUs outstanding:

Grant Date	Vesting Date	Number of RSUs outstanding	Weighted average fair value	Weighted average years until vesting
			C$
August 1, 2024	March 31, 2027	67,083	1.38	0.75
June 26, 2025	June 26, 2027	77,914	3.92	0.99
January 05, 2026	January 05, 2027	13,000	13.55	0.52
January 05, 2026	January 05, 2028	13,000	13.55	1.52
January 05, 2026	January 05, 2029	13,000	13.55	2.52
Balance, June 30, 2026		183,997	5.05	1.01

SCHEDULE OF DEFERRED SHARE UNITS OUTSTANDING

As at June 30, 2026, the Company had the following DSUs outstanding:

Grant Date	Vesting Date	Number of DSUs outstanding	Weighted average fair value	Weighted average years until vesting
		#	C$	years
August 1, 2024	August 1, 2025	168,750	1.38	0.00
Balance, June 30, 2026		168,750	1.38	0.00

Restricted share units [member]
IfrsStatementLineItems [Line Items]
SCHEDULE OF PERFORMANCE SHARE UNITS

The following is a summary of the Company’s RSUs for the six months ended June 30, 2026 and for the year ended December 31, 2025:

	Number of RSUs outstanding	Weighted average fair value
		C$
Balance, December 31, 2024	206,250	1.38
Granted	238,750	3.92
Vested	(148,334)	2.74
Balance, December 31, 2025	296,666	2.74
Granted	39,000	13.55
Vested	(151,669)	2.73
Balance, June 30, 2026	183,997	5.05

Deferred share units [member]
IfrsStatementLineItems [Line Items]
SCHEDULE OF PERFORMANCE SHARE UNITS

The following is a summary of the Company’s DSUs for the six months ended June 30, 2026 and for the year ended December 31, 2025:

	Number of DSUs outstanding	Weighted average fair value
		C$
Balance, December 31, 2024 and December 31, 2025	168,750	1.38
Balance, June 30, 2026	168,750	1.38

Performance share units [member]
IfrsStatementLineItems [Line Items]
SCHEDULE OF PERFORMANCE SHARE UNITS

The following is a summary of the Company’s PSUs for the six months ended June 30, 2026 and for the year ended December 31, 2025:

	Number of PSUs outstanding	Weighted average fair value
		C$
Balance, December 31, 2024	250,000	1.38
Granted	125,000	3.92
Vested	(200,000)	1.38
Cancelled	(50,000)	1.38
Balance, December 31, 2025	125,000	3.92
Vested	(125,000)	3.92
Balance, June 30, 2026	-	-